Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,944	$11	$—	$4,955
U.S. Government agencies	52,935	47	1,066	51,916
GSE - Mortgage-backed securities and CMO’s	17,217	—	515	16,702
State and political subdivisions	13,373	5	423	12,955
Corporate bonds	5,030	6	265	4,771
Total securities available for sale	$93,499	$69	$2,269	$91,299
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$855	$—	$12	$843
State and political subdivisions	6,877	6	61	6,822
Corporate bonds	3,105	—	20	3,085
Total securities held to maturity	$10,837	$6	$93	$10,750

Note 2 - Investment Securities (Continued)

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Government agencies	$56,522	$33	$940	$55,615
GSE - Mortgage-backed securities and CMO’s	21,253	12	374	20,891
State and political subdivisions	14,368	27	196	14,199
Corporate bonds	5,042	7	11	5,038
Total securities available for sale	$97,185	$79	$1,521	$95,743

December 31, 2017	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,348	$—	$9	$1,339
State and political subdivisions	6,925	23	36	6,912
Corporate bonds	3,185	25	—	3,210
Total securities held to maturity	$11,458	$48	$45	$11,461

Sales of Securities Available for Sale

Results from sales of securities available for sale for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(dollars in thousands)
Gross proceeds from sales	$—	$8,918	$20,225
Realized gains from sales	$—	$—	$544
Realized losses from sales	—	(14)	—
Net realized gains (losses)	$—	$(14)	$544

Gross Unrealized Losses and Fair Value of Investments	The unrealized losses on held to maturity securities related to one government agency security and five state and political subdivision bonds.

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	1,924	29	47,814	1,037	49,738	1,066
GSE-Mortgage-backed securities and CMO’s	526	6	15,602	509	16,128	515
State and political	—	—	11,109	423	11,109	423
Corporate bonds	1,989	224	1,971	41	3,960	265
Total securities available for sale	$4,439	$259	$76,496	$2,010	$80,935	$2,269

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$—	$—	$843	$12	$843	$12
State and political	755	6	5,157	55	5,912	61
Corporate bonds	3,085	20	—	—	3,085	20
Total securities held to maturity	$3,840	$26	$6,000	$67	$9,840	$93

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	9,028	112	43,352	828	52,380	940
GSE-Mortgage-backed securities and CMO’s	5,074	37	14,057	337	19,131	374
State and political	1,182	1	10,317	195	11,499	196
Corporate bonds	2,008	11	—	—	2,008	11
Total securities available for sale	$17,292	$161	$67,726	$1,360	$85,018	$1,521

Note 2 - Investment Securities (Continued)

December 31, 2017	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,338	$9	$—	$—	$1,338	$9
State and political	4,269	36	—	—	4,269	36
Total securities held to maturity	$5,607	$45	$—	$—	$5,607	$45

Amortized Cost and Fair Value of Available for Sale Securities Portfolio

The following tables show contractual maturities of the investment portfolio as of December 31, 2018:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within one year	$18,514	$18,412
Due after one but within five years	36,147	35,189
Due after five but within ten years	8,314	8,045
Due after ten years	13,307	12,951
Mortgage backed securities	17,217	16,702
	$93,499	$91,299

Amortized Cost and Fair Value of Held to Maturity Securities Portfolio
	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due after one but within five years	8,651	8,578
Due after five but within ten years	2,186	2,172
	$10,837	$10,750